Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Warrants to purchase Common Shares	6,595,631	6,728,113	6,595,631	5,054,759
Common Shares issuable on exercise of options	2,620,877	1,400,967	1,661,466	243,182
Total potentially dilutive Common Shares excluded	9,216,508	8,129,080	8,257,097	5,297,941